Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Assets	$ 80,165	$ 73,485
Liabilities	(56,855)	(56,125)
BCE's share of net assets	396	341
Revenues	24,468	24,409
Net earnings	6,514	375
BCE’s share of net gains (losses)	0	(247)
Total for all joint ventures | Total for all associates
Disclosure of associates [line items]
BCE's share of net assets	396	341
BCE’s share of net gains (losses)	8	(237)
Associates and Joint Ventures
Disclosure of associates [line items]
Assets	1,473	1,531
Liabilities	(730)	(796)
Total net assets	743	735
Revenues	1,691	2,426
Expenses	(1,676)	(2,906)
Net earnings	$ 15	$ (480)